Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 115,087	$ 103,087	$ 81,129
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	105,787	89,958	80,333
Amortization of prepaid lease rentals	4,024	0	0
Allowance for doubtful amounts	2,888	3,703	0
Amortization and write off of financing costs	4,107	1,569	1,157
Amortization of deferred drydocking and special survey	7,814	8,084	8,179
Amortization of unearned revenue	0	0	(431)
Net settlements on interest rate swaps qualifying for cash flow hedge	(489)	(3,253)	(3,196)
Loss / (Gain) on derivative instruments, net	(5,469)	(6,548)	462
Loss / (Gain) on sale / disposal of vessels, net	(2,543)	(518)	2,796
Equity (gain) / Loss on investments	3,428	(692)	0
Changes in Operating Assets and Liabilities [Abstract]:
Accounts receivable	13,705	(22,737)	(87)
Due from related parties	(1,768)	(63)	969
Inventories	(560)	(1,607)	(63)
Insurance claims receivable	(330)	25	1,622
Prepayments and other	(2,543)	(854)	48
Accounts payable	482	(68)	1,825
Accrued liabilities	2,731	4,337	(1,162)
Unearned revenue	900	3,194	(901)
Other current liabilities	(854)	277	344
Drydockings	(10,150)	(6,189)	(11,171)
Accrued charter revenue	7,023	14,976	6,261
Net Cash provided by Operating Activities	243,270	186,681	168,114
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Investment in affiliates	(85,103)	(8,707)	0
Dividend from affiliate	31,828	0	0
Proceeds from the sale of subsidiary	0	16,044	0
Advances for vessel acquisitions	(59,058)	(590,431)	(191,179)
Vessels acquisitions / Additions to vessel cost	(28,984)	(51,853)	(74,053)
Proceeds from the sale of vessels, net	22,054	13,891	28,723
Net cash used in Investing Activities	(119,263)	(621,056)	(236,509)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Capital lease proceeds	256,716	0	0
Capital lease repayment	(9,583)	0	0
Offering proceeds, net of related expenses	96,523	48,042	194,131
Proceeds from long-term debt	9,000	469,356	288,639
Repayment of long-term debt	(356,635)	(163,669)	(170,170)
Payment of financing costs	(2,055)	(210)	(547)
Dividends paid	(93,074)	(81,515)	(73,089)
Increase in restricted cash	(5,189)	(11,571)	(1,244)
Net cash provided by / (used in) Financing Activities	(104,297)	260,433	237,720
Net increase / (decrease) in cash and cash equivalents	19,710	(173,942)	169,325
Cash and cash equivalents at beginning of the year	93,379	267,321	97,996
Cash and cash equivalents at end of the year	113,089	93,379	267,321
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the year for interest	$ 46,043	$ 31,215	$ 28,269